Income Taxes (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Income Taxes [Line Items]
Income tax expense	$ 0
Valiation allowance increase amount	3,600,000
Federal operating loss carryforward	$ 4,103,247	$ 885,617
Operating loss carryforwards expiration year	2041
R&D credit carryforward	$ 239,905	63,406
State tax credit expiration year	2036
Unrecognized tax benefits, income tax penalties and interest expense	$ 0	0
Reserve on uncertain tax positions	$ 0	$ 0
Minimum
Schedule Of Income Taxes [Line Items]
Research and expirimental expenditure capitalized period	5 years
Maximum
Schedule Of Income Taxes [Line Items]
Research and expirimental expenditure capitalized period	15 years
Federal
Schedule Of Income Taxes [Line Items]
Federal operating loss carryforward	$ 15,000,000.0
R&D credit carryforward	200,000
State
Schedule Of Income Taxes [Line Items]
State operating loss carryforward	15,000,000.0
R&D credit carryforward	$ 100,000